Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net loss	$ (11,905)	$ (23,719)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	913	805
Non-cash financial expenses, net	813	146
Remeasurement of warrants classified as a liability	(201)
Share-based compensation expenses	1,970	2,539
Changes in assets and liabilities:
Prepaid expenses and other assets	950	1,584
Operating lease liabilities and right-of-use-assets, net	(22)
Trade payables	(238)	(1,748)
Accrued expenses and other liabilities	(561)	51
Net cash used in operating activities	(8,281)	(20,342)
Cash flows from investing activities:
Short-term and long-term deposits, net	(7,668)	10,245
Purchase of property and equipment	(195)	(1,185)
Net cash provided (used) by investing activities	(7,863)	9,060
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	8,627	3,754
Proceeds from long-term debt, net		9,331
Payments due to long-term debt	(1,522)	(406)
Payment of fees due to modification of debt	(125)
Proceeds from issuance of pre-funded warrants	3,987	468
Proceeds from exercise of options	9	108
Net cash provided by financing activities	10,976	13,255
Increase (decrease) in cash, cash equivalents and restricted cash	(5,168)	1,973
Cash, cash equivalents and restricted cash at the beginning of the period	9,142	10,456
Cash, cash equivalents and restricted cash at the end of the period	3,974	12,429
Non-cash activities:
Modification of warrants	31
Credit line derivative	127
Property and equipment acquired by credit		42
Supplemental disclosures of cash flows:
Interest paid	492	77
Supplemental disclosures of cash flow information:
Cash and cash equivalents	3,396	11,640
Restricted cash	503	576
Restricted cash included in other long-term assets	75	213
Cash, cash equivalents and restricted cash at the end of the period	$ 3,974	$ 12,429